Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Class of Intangible Asset with a Finite Useful Life	The amortisation rates used for each class of intangible asset with a finite useful life are:
Class of Intangible Asset	Amortisation Period

Trade Secrets	20 Years
Patents and Trademarks	20 Years